Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Consolidated Balance Sheets [Abstract]
Discount of zero-coupon convertible debt	$ 201,814		$ 1,304,674
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	990,000,000	990,000,000	990,000,000
Common stock, shares issued	392,108,252	323,782,553	279,913,920
Common stock, shares outstanding	392,108,252	323,782,553	279,913,920